Securities (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Debt Securities, Available-for-sale [Line Items]
Held-to-maturity mortgage-backed securities	$ 545	$ 643
Unrealized gain (loss) on securities	14	23
Pledged securities	2,000	2,100
Total pledged securities included term deposits and/or overnight deposits	$ 1,500	$ 1,500